UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2017

Date of reporting period: April 30, 2016

Item 1.	Schedule of Investments

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.0%
Aerospace & Defense — 1.4%
HEICO	160,000	$9,810

Total Aerospace & Defense		9,810

Apparel & Textiles — 1.1%
Oxford Industries	120,000	7,970

Total Apparel & Textiles		7,970

Automotive — 1.2%
CST Brands	236,897	8,948

Total Automotive		8,948

Banks — 12.8%
FCB Financial Holdings, Cl A *	220,000	7,689
First Financial Bankshares	290,000	9,390
International Bancshares	340,000	8,905
LegacyTexas Financial Group	300,000	7,398
Prosperity Bancshares	150,000	7,915
Renasant	290,000	9,959
ServisFirst Bancshares	190,000	9,363
Synovus Financial	350,000	10,906
Trustmark	380,000	9,314
United Community Banks	520,000	10,468

Total Banks		91,307

Broadcasting, Newspapers and Advertising — 1.3%
Gray Television *	730,000	9,380

Total Broadcasting, Newspapers and Advertising		9,380

Building & Construction — 2.3%
Builders FirstSource *	633,040	7,020
TopBuild *	300,000	9,366

Total Building & Construction		16,386

Commercial Services — 1.5%
Insperity	200,000	10,554

Total Commercial Services		10,554

Computer Software — 4.6%
Ebix	250,000	12,030
Manhattan Associates *	202,000	12,229
RealPage *	380,000	8,356

Total Computer Software		32,615

Computers & Services — 2.9%
Cardtronics *	250,000	9,855
Sykes Enterprises *	369,000	10,757

Total Computers & Services		20,612

Data Processing & Outsourced Services — 1.3%
FTI Consulting *	230,000	9,269

Total Data Processing & Outsourced Services		9,269

Electrical Utilities — 2.6%
Calpine *	550,000	8,679
El Paso Electric	220,000	9,922

Total Electrical Utilities		18,601

Description	Shares	Value (000)
Electronic Components & Equipment — 1.3%
Tech Data *	135,000	$9,273

Total Electronic Components & Equipment		9,273

Engineering Services — 3.3%
Comfort Systems USA	350,000	10,321
Dycom Industries *	185,000	13,061

Total Engineering Services		23,382

Entertainment — 1.7%
Six Flags Entertainment	200,000	12,010

Total Entertainment		12,010

Financial Services — 2.7%
Cash America International	300,000	11,088
Westwood Holdings Group	140,000	8,057

Total Financial Services		19,145

Food, Beverage & Tobacco — 7.1%
Cal-Maine Foods	200,000	10,152
Flowers Foods	430,000	8,239
Fresh Del Monte Produce	250,000	10,815
National Beverage *	240,000	11,218
Sanderson Farms	110,000	10,091

Total Food, Beverage & Tobacco		50,515

Gas & Natural Gas — 1.6%
Atmos Energy	156,000	11,318

Total Gas & Natural Gas		11,318

Hotels & Lodging — 1.1%
Marriott Vacations Worldwide	130,000	8,143

Total Hotels & Lodging		8,143

Household Products — 1.6%
Helen of Troy *	115,000	11,446

Total Household Products		11,446

Insurance — 7.3%
American National Insurance	80,000	9,290
Amerisafe	210,000	11,315
HCI Group	220,000	6,591
Infinity Property & Casualty	120,000	9,619
Primerica	170,000	8,425
Universal Insurance Holdings	400,000	7,044

Total Insurance		52,284

Machinery — 1.4%
Alamo Group	180,000	10,159

Total Machinery		10,159

Manufacturing — 1.2%
AZZ	150,000	8,238

Total Manufacturing		8,238

Medical Products & Services — 5.7%
Atrion	18,400	7,310
Lexicon Pharmaceuticals *	629,160	8,689
Luminex *	400,000	8,040
MiMedx Group *	800,000	6,024

1

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Medical Products & Services — (continued)
US Physical Therapy	218,000	$10,870

Total Medical Products & Services		40,933

Metals & Mining — 2.4%
Commercial Metals	550,000	9,856
Encore Wire	190,000	7,268

Total Metals & Mining		17,124

Office Furniture & Fixtures — 1.0%
Interface, Cl A	410,000	6,978

Total Office Furniture & Fixtures		6,978

Paper & Paper Products — 3.6%
Graphic Packaging Holding	640,000	8,499
Neenah Paper	155,000	10,089
Schweitzer-Mauduit International	200,000	6,878

Total Paper & Paper Products		25,466

Petroleum & Fuel Products — 7.8%
Diamondback Energy *	110,000	9,524
Energen *	200,000	8,498
McDermott International *	1,650,000	7,491
Memorial Resource Development *	470,000	6,148
Newfield Exploration *	210,000	7,612
Patterson-UTI Energy	400,000	7,900
RPC *	560,000	8,467

Total Petroleum & Fuel Products		55,640

Petroleum Refining — 2.5%
Alon USA Energy	570,000	5,985
Par Petroleum *	300,000	5,733
Western Refining	220,000	5,887

Total Petroleum Refining		17,605

Real Estate Investment Trust — 1.4%
Lamar Advertising, Cl A	160,000	9,926

Total Real Estate Investment Trust		9,926

Real Estate Investment Trusts — 1.2%
EastGroup Properties	140,000	8,365

Total Real Estate Investment Trusts		8,365

Retail — 7.5%
Chuy’s Holdings *	240,000	7,329
Dave & Buster’s Entertainment *	230,000	8,901
GameStop, Cl A	220,000	7,216
Pool	136,000	11,888
Popeyes Louisiana Kitchen *	160,000	8,602
Ruth’s Hospitality Group	620,000	9,846

Total Retail		53,782

Semi-Conductors & Instruments — 1.6%
Cirrus Logic *	312,000	11,263

Total Semi-Conductors & Instruments		11,263

Description	Shares	Value (000)
Web Hosting/Design — 1.0%
Web.com Group *	350,000	$6,997

Total Web Hosting/Design		6,997

Total Common Stock (Cost $566,940 (000))		705,444

Cash Equivalent (A) — 1.3%
Federated Prime Obligations Fund, Cl I, 0.390%	9,392,452	9,392

Total Cash Equivalent (Cost $9,392 (000))		9,392

Total Investments — 100.3% (Cost $576,332 (000)) †		$714,836

Percentages are based on net assets of $712,547 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

† At April 30, 2016, the tax basis cost of the Fund’s investments was $576,332 (000), and the unrealized appreciation and depreciation were $163,399 (000) and $(24,895) (000), respectively.

As of April 30, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1600

2

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 56.9%
Aerospace & Defense — 2.0%
Honeywell International
5.300%, 03/01/18	$1,400	$1,507
Orbital ATK (A)
5.500%, 10/01/23	250	263
Rockwell Collins (B)
0.984%, 12/15/16	2,000	2,001
United Technologies
4.500%, 04/15/20	1,000	1,112

Total Aerospace & Defense		4,883

Automotive — 0.2%
General Motors Financial
5.250%, 03/01/26	250	274
Titan International
6.875%, 10/01/20	250	216

Total Automotive		490

Banks — 4.3%
Bank of America MTN (B)
1.694%, 03/22/18	2,000	2,010
Branch Banking & Trust (B)
1.065%, 12/01/16	2,500	2,503
General Electric Capital MTN (B)
0.890%, 08/07/18	5,000	4,985
JPMorgan Chase (B)
1.538%, 01/25/18	1,000	1,005

Total Banks		10,503

Building & Construction — 0.8%
CRH America
8.125%, 07/15/18	1,300	1,464
K Hovnanian Enterprises (A)
7.250%, 10/15/20	250	223
Standard Industries (A)
5.375%, 11/15/24	250	261

Total Building & Construction		1,948

Cable/Media — 0.2%
AMC Networks
5.000%, 04/01/24	250	250
Sirius XM Radio (A)
6.000%, 07/15/24	250	264

Total Cable/Media		514

Chemicals — 0.6%
Blue Cube Spinco (A)
9.750%, 10/15/23	250	286
Dow Chemical
4.250%, 11/15/20	1,000	1,089

Total Chemicals		1,375

Commercial Services — 0.1%
Global A&T Electronics (A)
10.000%, 02/01/19	250	154

Total Commercial Services		154

Computer Software — 0.1%
Interface Security Systems Holdings

Description	Face Amount (000)	Value (000)
Computer Software — (continued)
9.250%, 01/15/18	$250	$242

Total Computer Software		242

Computers & Services — 5.4%
Apple
3.450%, 05/06/24	6,000	6,408
Cisco Systems
3.625%, 03/04/24	6,000	6,626

Total Computers & Services		13,034

Data Processing & Outsourced Services — 0.1%
Nielsen Finance (A)
5.000%, 04/15/22	250	255

Total Data Processing & Outsourced Services		255

Diversified Operations — 0.1%
INVISTA Finance (A)
4.250%, 10/15/19	250	241

Total Diversified Operations		241

Electrical Utilities — 1.3%
Georgia Power (B)
1.018%, 08/15/16	2,000	2,000
Gulf Power
3.100%, 05/15/22	1,250	1,273

Total Electrical Utilities		3,273

Entertainment — 3.5%
CCO Safari II (A)
4.908%, 07/23/25	250	269
Lee Enterprises (A)
9.500%, 03/15/22	250	252
Viacom
5.625%, 09/15/19	1,500	1,653
4.500%, 03/01/21	5,000	5,394
3.875%, 12/15/21	1,000	1,041

Total Entertainment		8,609

Entertainment & Gaming — 0.1%
Activision Blizzard (A)
5.625%, 09/15/21	300	316

Total Entertainment & Gaming		316

Financial Services — 13.5%
American Honda Finance MTN (B)
1.127%, 10/07/16	2,000	2,004
American Honda Finance (A)
1.500%, 09/11/17	2,000	2,010
BP Capital Markets
1.260%, 09/26/18 (B)	3,550	3,527
1.040%, 11/07/16 (B)	2,000	2,001
Ford Motor Credit
3.000%, 06/12/17	3,000	3,048
Goldman Sachs Group (B)
1.838%, 04/30/18	3,000	3,015
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,278
Innovation Ventures (A)
9.500%, 08/15/19	208	216
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,382

3

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Financial Services — (continued)
1.300%, 03/12/18	$1,000	$1,004
KCG Holdings (A)
6.875%, 03/15/20	250	229
MMC Energy Escrow
9.250%, 10/15/20	350	—
Morgan Stanley MTN
5.550%, 04/27/17	970	1,011
1.918%, 04/25/18 (B)	3,000	3,036
Total Capital International (B)
1.191%, 08/10/18	3,108	3,088
Wachovia (B)
0.904%, 06/15/17	5,000	4,989

Total Financial Services		32,838

Food, Beverage & Tobacco — 2.7%
Carolina Beverage Group (A)
10.625%, 08/01/18	100	95
Coca-Cola
3.300%, 09/01/21	1,000	1,079
1.150%, 04/01/18	2,000	2,009
Land O’ Lakes (A)
6.000%, 11/15/22	300	318
PepsiCo
1.850%, 04/30/20	2,000	2,032
SABMiller Holdings (A) (B)
1.306%, 08/01/18	1,000	997

Total Food, Beverage & Tobacco		6,530

Gas & Natural Gas — 2.3%
Enbridge Energy Partners
6.500%, 04/15/18	5,125	5,380
Williams Partners
6.125%, 07/15/22	250	249

Total Gas & Natural Gas		5,629

Hotels & Lodging — 0.2%
Hilton Worldwide Finance
5.625%, 10/15/21	250	260
Royal Caribbean Cruises
5.250%, 11/15/22	250	268

Total Hotels & Lodging		528

Industrials — 0.7%
General Electric Capital MTN (B)
1.428%, 04/15/20	1,745	1,756

Total Industrials		1,756

Information Technology — 2.2%
Microsoft
3.125%, 11/03/25	5,000	5,278

Total Information Technology		5,278

Insurance — 2.1%
American International Group
4.875%, 06/01/22	4,500	4,940
Genworth Holdings MTN
6.515%, 05/22/18	250	242

Total Insurance		5,182

Manufacturing — 0.2%
ConAgra Foods

Description	Face Amount (000)	Value (000)
Manufacturing — (continued)
1.900%, 01/25/18	$500	$503

Total Manufacturing		503

Medical Products & Services — 3.7%
Amgen
3.625%, 05/22/24	6,000	6,420
Centene (A)
6.125%, 02/15/24	250	264
CHS
5.125%, 08/01/21	250	251
Covenant Surgical Partners (A)
8.750%, 08/01/19	250	239
Humana
7.200%, 06/15/18	1,425	1,583
Tenet Healthcare
6.000%, 10/01/20	250	265

Total Medical Products & Services		9,022

Metals & Mining — 2.0%
Nucor
4.000%, 08/01/23	4,500	4,713
Thompson Creek Metals
9.750%, 12/01/17	250	240

Total Metals & Mining		4,953

Paper & Related Products — 0.1%
Tembec Industries (A)
9.000%, 12/15/19	250	180

Total Paper & Related Products		180

Petroleum & Fuel Products — 0.9%
Cloud Peak Energy Resources
8.500%, 12/15/19	250	114
Devon Energy (B)
1.174%, 12/15/16	2,000	1,972
Transocean
7.125%, 12/15/21	250	204

Total Petroleum & Fuel Products		2,290

Real Estate Investment Trust — 0.2%
Crown Castle International
5.250%, 01/15/23	250	277
GLP Capital
5.375%, 04/15/26	250	261

Total Real Estate Investment Trust		538

Retail — 3.8%
Dollar Tree (A)
5.750%, 03/01/23	250	267
Home Depot
3.750%, 02/15/24	6,000	6,648
International Lease Finance
5.875%, 08/15/22	250	274
L Brands
5.625%, 02/15/22	250	276
Levi Strauss
5.000%, 05/01/25	250	253
Outerwall
6.000%, 03/15/19	150	134
Target
5.375%, 05/01/17	1,000	1,045
Toys R Us Property II

4

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Retail — (continued)
8.500%, 12/01/17	$250	$242

Total Retail		9,139

Semi-Conductors & Instruments — 0.1%
Flextronics International
5.000%, 02/15/23	150	154
Jabil Circuit
4.700%, 09/15/22	150	153

Total Semi-Conductors & Instruments		307

Telecommunication Services — 0.1%
Level 3 Financing
5.375%, 08/15/22	250	255

Total Telecommunication Services		255

Telephones & Telecommunication — 2.5%
AT&T
5.800%, 02/15/19	2,800	3,110
5.200%, 03/15/20	1,500	1,671
Avaya (A)
9.000%, 04/01/19	250	159
Cincinnati Bell
8.375%, 10/15/20	250	256
Frontier Communications
8.750%, 04/15/22	350	346
GTE
6.840%, 04/15/18	445	479

Total Telephones & Telecommunication		6,021

Transportation Services — 0.6%
Accuride
9.500%, 08/01/18	85	72
PACCAR Financial MTN (B)
1.236%, 12/06/18	1,000	1,003
XPO Logistics (A)
7.875%, 09/01/19	250	262

Total Transportation Services		1,337

Wireless Telecommunication Services — 0.1%
Sprint Communications
8.375%, 08/15/17	250	255

Total Wireless Telecommunication Services		255

Total Corporate Bonds (Cost $136,205 (000))		138,378

Municipal Bonds — 19.7%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,108
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	2,105
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,146
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,098
City of Austin, Texas, RB
5.086%, 11/15/25	500	577
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,702

Description	Face Amount (000)	Value (000)
Municipal Bonds — (continued)
City of Dallas, Texas, GO
4.660%, 02/15/24	$1,000	$1,107
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,138
4.489%, 02/15/20	500	559
4.389%, 02/15/19	500	546
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,115
City of New Orleans, Louisiana, GO
2.123%, 09/01/17	2,190	2,207
Clark County School District Finance, RB,
5.200%, 06/01/26	2,000	2,114
County of Cumberland, North Carolina, RB
6.100%, 11/01/25	1,000	1,156
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,155
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,219
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,235
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,119
5.391%, 07/01/20	400	447
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,649
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,115
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO, SCH BD GTY
5.250%, 09/01/26	1,830	1,962
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,960
Macomb Interceptor Drain District, GO
4.250%, 05/01/21	1,500	1,555
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,051
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,649
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,633
State of California, GO
5.250%, 08/01/38	1,000	1,096
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	6,156
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,029

5

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Municipal Bonds — (continued)
State of Mississippi, GO
1.351%, 11/01/17	$1,000	$1,011
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,114

Total Municipal Bonds (Cost $44,205 (000))		47,833

U.S. Government Mortgage-Backed Obligations — 11.5%
FHLMC
5.500%, 08/01/21	92	98
5.500%, 10/01/36	86	96
5.000%, 10/01/16	5	5
5.000%, 04/01/22	76	82
5.000%, 04/01/23	33	36
4.500%, 05/01/24	92	97
3.500%, 05/15/25	1,987	2,051
3.000%, 12/01/26	2,916	3,059
FNMA
6.500%, 01/01/32	43	49
6.000%, 08/01/35	173	199
6.000%, 05/01/36	67	77
6.000%, 07/01/36	15	17
5.500%, 06/01/25	195	218
5.500%, 10/01/34	53	60
5.500%, 01/01/36	16	18
5.500%, 02/01/36	46	51
5.500%, 04/01/36	43	48
5.000%, 10/01/18	31	32
5.000%, 12/01/18	27	28
5.000%, 11/01/21	58	61
5.000%, 05/01/38	159	176
4.500%, 07/01/18	40	41
4.500%, 07/01/24	260	277
4.000%, 04/01/31	1,094	1,178
4.000%, 09/01/31	1,944	2,095
3.500%, 09/01/25	806	853
3.500%, 06/01/26	1,276	1,350
3.500%, 12/01/31	2,060	2,180
3.500%, 02/01/32	2,833	2,997
3.500%, 12/01/41	2,315	2,431
3.000%, 10/01/21	256	267
2.500%, 04/25/31	2,287	2,302
2.000%, 06/25/30	2,840	2,877
2.000%, 08/25/36	1,090	1,096
GNMA
7.500%, 12/20/29	1	1
6.500%, 03/15/31	6	7
6.500%, 07/15/31	162	185
6.000%, 05/15/28	1	1
6.000%, 09/15/34	131	147
6.000%, 11/15/34	26	30
6.000%, 12/15/34	51	59
5.500%, 01/15/36	302	337
5.500%, 04/15/36	160	180
5.000%, 09/15/17	16	16
5.000%, 12/15/17	18	18
5.000%, 10/15/18	3	3
5.000%, 11/15/18	2	2
5.000%, 01/15/19	77	81
5.000%, 04/15/33	3	4
5.000%, 06/15/33	22	24
5.000%, 04/15/38	179	200

Description	Face Amount (000)	Value (000)
GNMA — (continued)
4.500%, 02/15/20	$98	$102

Total U.S. Government Mortgage-Backed Obligations (Cost $26,661 (000))		27,899

Registered Investment Company — 4.8%
Open-End Fund — 4.8%
BlackRock High Yield Portfolio, Institutional Class	1,582,690	11,633

Total Open-End Fund		11,633

Total Registered Investment Company (Cost $12,926 (000))		11,633

Commercial Paper — 2.7%
Societe Generale, 0.601% , 08/01/2016	6,500	6,490

Total Commercial Paper (Cost $6,490 (000))		6,490

Convertible Bond — 0.1%
Electrical Utilities — 0.1%
NRG Yield
3.500%, 02/01/19	250	240

Total Electrical Utilities		240

Total Convertible Bond (Cost $240 (000))		240

Cash Equivalent (C) — 3.6%
Federated Prime Obligations Fund, Cl I, 0.390%	8,748,491	8,748

Total Cash Equivalent (Cost $8,748 (000))		8,748

Total Investments — 99.2% (Cost $235,475 (000)) †		$241,221

Percentages are based on net assets of $243,237 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2016, the value of these securities amounted to $8,258 (000), representing 3.4% of the net assets.
(B)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2016.
(C)	The rate reported is the 7-day effective yield as of April 30, 2016.

AGM — Assured Guaranty Municipal

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SCH BD GTY — School Bond Guaranty

† At April 30, 2016, the tax basis cost of the Fund’s investments was $235,475 (000), and the unrealized appreciation and depreciation were $7,962 (000) and $(2,216) (000), respectively.

6

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON CORE BOND FUND

The following is a list of the level of inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$138,378	$—	$138,378
Municipal Bonds	—	47,833	—	47,833
U.S. Government Mortgage-Backed Obligations	—	27,899	—	27,899
Registered Investment Company	11,633	—	—	11,633
Commercial Paper	—	6,490	—	6,490
Convertible Bond	—	240	—	240
Cash Equivalent	8,748	—	—	8,748

Total Investments in Securities	$20,381	$220,840	$—	$241,221

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-1600

7

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 32.9%
Aerospace & Defense — 0.5%
Orbital ATK (A)
5.500%, 10/01/23	$250	$263

Total Aerospace & Defense		263

Automotive — 2.7%
American Axle & Manufacturing
6.625%, 10/15/22	500	529
General Motors Financial
5.250%, 03/01/26	500	549
Titan International
6.875%, 10/01/20	500	432

Total Automotive		1,510

Building & Construction — 2.7%
Cemex Finance (A)
9.375%, 10/12/22	500	550
K Hovnanian Enterprises (A)
7.250%, 10/15/20	500	446
Standard Industries (A)
5.375%, 11/15/24	500	521

Total Building & Construction		1,517

Cable/Media — 1.8%
AMC Networks
5.000%, 04/01/24	500	501
Sirius XM Radio (A)
6.000%, 07/15/24	500	527

Total Cable/Media		1,028

Chemicals — 1.0%
Blue Cube Spinco (A)
9.750%, 10/15/23	500	571

Total Chemicals		571

Commercial Services — 0.5%
Global A&T Electronics (A)
10.000%, 02/01/19	500	307

Total Commercial Services		307

Computer Software — 0.4%
Interface Security Systems Holdings
9.250%, 01/15/18	250	243

Total Computer Software		243

Data Processing & Outsourced Services — 0.1%
Nielsen Finance (A)
5.000%, 04/15/22	65	66

Total Data Processing & Outsourced Services		66

Entertainment — 0.9%
Lee Enterprises (A)
9.500%, 03/15/22	500	504

Total Entertainment		504

Entertainment & Gaming — 0.5%
Activision Blizzard (A)

Description	Face Amount (000)	Value (000)
Entertainment & Gaming — (continued)
5.625%, 09/15/21	$270	$284

Total Entertainment & Gaming		284

Financial Services — 1.6%
Innovation Ventures (A)
9.500%, 08/15/19	460	477
KCG Holdings (A)
6.875%, 03/15/20	500	458
MMC Energy Escrow
9.250%, 10/15/20	500	—

Total Financial Services		935

Food, Beverage & Tobacco — 1.6%
Carolina Beverage Group (A)
10.625%, 08/01/18	200	190
Land O’ Lakes (A) (B)
8.000%, 12/29/49	500	507
Simmons Foods (A)
7.875%, 10/01/21	250	215

Total Food, Beverage & Tobacco		912

Gas & Natural Gas — 0.7%
Teekay
8.500%, 01/15/20	500	381

Total Gas & Natural Gas		381

Hotels & Lodging — 0.5%
Hilton Worldwide Finance
5.625%, 10/15/21	250	260

Total Hotels & Lodging		260

Industrials — 1.0%
General Electric (B) (C)
5.000%, 12/29/49	547	565

Total Industrials		565

Machinery — 0.4%
Apex Tool Group (A)
7.000%, 02/01/21	250	225

Total Machinery		225

Medical Products & Services — 2.7%
Centene (A)
6.125%, 02/15/24	500	528
CHS
5.125%, 08/01/21	250	251
Covenant Surgical Partners (A)
8.750%, 08/01/19	250	239
Tenet Healthcare
6.000%, 10/01/20	500	530

Total Medical Products & Services		1,548

Metals & Mining — 0.8%
Thompson Creek Metals
9.750%, 12/01/17	500	479

Total Metals & Mining		479

Paper & Related Products — 0.6%
Tembec Industries (A)

8

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)
Paper & Related Products — (continued)
9.000%, 12/15/19	$500	$360

Total Paper & Related Products		360

Petroleum & Fuel Products — 1.1%
Cloud Peak Energy Resources
8.500%, 12/15/19	500	227
Transocean
7.125%, 12/15/21	500	408

Total Petroleum & Fuel Products		635

Real Estate Investment Trust — 0.9%
GLP Capital
5.375%, 04/15/26	500	521

Total Real Estate Investment Trust		521

Retail — 3.2%
Dollar Tree (A)
5.750%, 03/01/23	500	534
International Lease Finance
5.875%, 08/15/22	500	548
Levi Strauss
5.000%, 05/01/25	500	506
Outerwall
6.000%, 03/15/19	250	223

Total Retail		1,811

Semi-Conductors & Instruments — 0.9%
Flextronics International
5.000%, 02/15/23	250	257
Jabil Circuit
4.700%, 09/15/22	250	254

Total Semi-Conductors & Instruments		511

Telecommunication Services — 1.9%
CCO Safari II (A)
4.908%, 07/23/25	500	539
Level 3 Financing
5.375%, 08/15/22	500	511

Total Telecommunication Services		1,050

Telephones & Telecommunication — 2.3%
Avaya (A)
9.000%, 04/01/19	500	317
Cincinnati Bell
8.375%, 10/15/20	500	513
Frontier Communications
8.750%, 04/15/22	495	489

Total Telephones & Telecommunication		1,319

Transportation Services — 0.7%
Accuride
9.500%, 08/01/18	165	141
XPO Logistics (A)
7.875%, 09/01/19	250	261

Total Transportation Services		402

Wireless Telecommunication Services — 0.9%
Sprint Communications

Description	Face Amount (000)/Shares	Value (000)
Wireless Telecommunication Services — (continued)
8.375%, 08/15/17	$500	$510

Total Wireless Telecommunication Services		510

Total Corporate Bonds (Cost $19,822 (000))		18,717

Preferred Stock — 21.0%
Banks — 2.6%
Citigroup 6.300% (B)	20,000	517
JPMorgan Chase 6.700% (B)	16,000	442
Wells Fargo 5.700% (B)	20,000	514

Total Banks		1,473

Electrical Utilities — 0.9%
Entergy New Orleans 5.500%, 04/01/2066	20,000	524

Total Electrical Utilities		524

Financial Services — 4.2%
Ally Financial 8.500% (B) (C)	19,000	474
Goldman Sachs Group 5.500% (B) (C)	20,000	502
Morgan Stanley 6.875% (B) (C)	20,000	549
PPL Capital Funding 5.900%, 04/30/2073	22,900	611
State Street 5.900% (B) (C)	10,000	272

Total Financial Services		2,408

Insurance — 5.8%
Aegon 6.375% (B)	22,170	570
Allstate 5.625% (B)	20,000	532
American Financial Group 5.750%, 08/25/2042	23,010	607
AmTrust Financial Services 7.500% (B)	20,000	502
Hartford Financial Services Group 7.875%, 04/15/2042 (C)	18,240	580
Maiden Holdings North America 8.000%, 03/27/2042	19,000	492

Total Insurance		3,283

Internet — 0.9%
eBay 6.000%, 02/01/2056	20,000	514

Total Internet		514

Pipelines — 0.8%
NuStar Logistics 7.625%, 01/15/2043 (C)	19,490	479

Total Pipelines		479

Real Estate Investment Trust — 2.8%
DDR 6.250% (B)	20,000	528
Digital Realty Trust 5.875% (B)	20,000	509
Public Storage 5.400% (B)	20,000	522

Total Real Estate Investment Trust		1,559

Telephones & Telecommunication — 1.5%
Qwest 6.125%, 06/01/2053	33,141	825

Total Telephones & Telecommunication		825

9

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Transportation Services — 0.6%
Costamare 7.625% (B)	20,000	$338

Total Transportation Services		338

Wireless Telecommunication Services — 0.9%
United States Cellular 7.250%, 12/01/2063	20,000	522
Total Wireless Telecommunication Services		522

Total Preferred Stock (Cost $11,692 (000))		11,925

Common Stock — 20.6%
Automotive — 0.2%
General Motors	3,170	101

Total Automotive		101

Banks — 1.7%
City Holding	2,200	108
First Financial Bancorp	5,544	108
New York Community Bancorp	5,803	87
Northwest Bancshares	8,450	119
People’s United Financial	6,538	101
TrustCo Bank NY	17,250	111
Trustmark	4,460	109
United Bankshares	2,684	104
Valley National Bancorp	10,761	102

Total Banks		949

Computers & Services — 0.4%
Comtech Telecommunications	3,729	90
Lexmark International, Cl A	3,330	129

Total Computers & Services		219

Consumer Electronics — 0.2%
Garmin	3,020	129

Total Consumer Electronics		129

Containers & Packaging — 0.2%
Greif, Cl A	3,340	116

Total Containers & Packaging		116

E-Commerce — 0.2%
PetMed Express	6,330	116

Total E-Commerce		116

Electrical Utilities — 2.4%
Ameren	2,475	119
Avista	3,135	126
Consolidated Edison	1,590	119
Duke Energy	1,400	110
Entergy	1,513	114
Exelon	3,225	113
FirstEnergy	3,050	99
Hawaiian Electric Industries *	3,420	112
Pinnacle West Capital	1,655	120
PPL	3,165	119
Public Service Enterprise	2,480	114
Southern	2,270	114

Total Electrical Utilities		1,379

Description	Shares	Value (000)
Financial Services — 0.1%
Calamos Asset Management, Cl A	9,003	$74

Total Financial Services		74

Food, Beverage & Tobacco — 0.6%
Altria Group	1,888	118
Philip Morris International	1,230	121
Universal	2,163	118

Total Food, Beverage & Tobacco		357

Forestry — 0.3%
Weyerhaeuser	4,270	137

Total Forestry		137

Gas & Natural Gas — 0.4%
Northwest Natural Gas	2,345	121
Spectra Energy	3,520	110

Total Gas & Natural Gas		231

Household Products — 0.2%
Tupperware Brands	1,850	107

Total Household Products		107

Industrials — 0.2%
Cummins	1,140	133

Total Industrials		133

Insurance — 0.2%
Safety Insurance Group	1,909	108

Total Insurance		108

Medical Products & Services — 0.6%
Meridian Bioscience	5,720	109
Quality Systems *	5,860	83
Ventas	2,080	129

Total Medical Products & Services		321

Paper & Paper Products — 0.2%
Schweitzer-Mauduit International	2,918	100

Total Paper & Paper Products		100

Petroleum & Fuel Products — 0.8%
Chevron	1,210	124
ConocoPhillips	2,039	97
Helmerich & Payne	1,850	122
National Oilwell Varco	3,240	117

Total Petroleum & Fuel Products		460

Pharmaceuticals — 0.2%
Pfizer	2,980	98

Total Pharmaceuticals		98

Real Estate Investment Trust — 10.3%
Apple Hospitality	5,920	112
Brandywine Realty Trust	8,890	133
Care Capital Properties	4,202	112
CBL & Associates Properties	9,330	109
Columbia Property Trust	4,570	102

10

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
Communications Sales & Leasing	5,620	$131
Corporate Office Properties Trust	4,755	122
Corrections Corp of America	3,825	116
DDR	6,790	119
DiamondRock Hospitality	12,170	108
Digital Realty Trust	1,420	125
DuPont Fabros Technology	3,230	129
EastGroup Properties	2,080	124
EPR Properties	1,870	123
Gaming and Leisure Properties	4,190	137
GEO Group	3,815	122
HCP	3,720	126
Healthcare Realty Trust	3,895	118
Healthcare Trust of America, Cl A	5,870	170
Highwoods Properties	5	—
Hospitality Properties Trust	4,525	116
Host Hotels & Resorts	7,210	114
Iron Mountain	3,880	142
Kite Realty Group Trust	4,260	116
Lamar Advertising, Cl A	1,970	122
LaSalle Hotel Properties	4,460	107
Lexington Realty Trust	14,070	124
Liberty Property Trust	3,835	134
Medical Properties Trust	9,695	129
National Retail Properties	2,640	115
NorthStar Realty Finance	8,890	114
Omega Healthcare Investors	3,515	119
Outfront Media	5,450	118
Pebblebrook Hotel Trust	4,060	112
Piedmont Office Realty Trust, Cl A	6,060	121
Potlatch	4,260	150
Rayonier	5,080	125
Realty Income	1,985	117
Retail Properties of America, Cl A	7,600	121
RLJ Lodging Trust	5,220	110
Ryman Hospitality Properties	2,340	121
Senior Housing Properties Trust	7,150	126
Spirit Realty Capital	11,120	127
Sunstone Hotel Investors	8,590	110
Washington Real Estate Investment Trust	4,275	123
Welltower	1,775	123
WP Carey	1,970	120
WP Glimcher	12,690	133
Xenia Hotels & Resorts	7,280	112

Total Real Estate Investment Trust		5,859

Retail — 0.6%
GameStop, Cl A	3,540	116
Guess?	5,370	99
Mattel	4,530	141

Total Retail		356

Telephones & Telecommunication — 0.6%
AT&T	3,105	121
CenturyLink	3,695	114
Verizon Communications	2,200	112

Total Telephones & Telecommunication		347

Total Common Stock (Cost $10,841 (000))		11,697

Description	Shares/Face Amount (000)	Value (000)

Registered Investment Companies — 18.9%
Open-End Funds — 11.8%
BlackRock Funds II—Floating Rate Income Portfolio, Institutional Class *	353,415	$3,545
BlackRock High Yield Portfolio, Institutional Class *	425,593	3,128

Total Open-End Fund		6,673

Exchange Traded Funds — 7.1%
Alerian MLP ETF	82,713	1,010
PowerShares Preferred Portfolio	203,116	3,042

Total Exchange Traded Fund		4,052

Total Registered Investment Companies (Cost $10,548 (000))		10,725

Convertible Bond (A) — 0.4%
Electrical Utilities — 0.4%
NRG Yield
3.500%, 02/01/19	$250	240

Total Electrical Utilities		240

Total Convertible Bond (Cost $240 (000))		240

Cash Equivalent (D) — 5.5%
Federated Prime Obligations Fund, Cl I, 0.390%	3,119,924	3,120

Total Cash Equivalent (Cost $3,120 (000))		3,120

Total Investments — 99.3% (Cost $56,263 (000)) †		$56,424

Percentages are based on net assets of $56,821 (000).

*	Non-income producing security.
(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2016, the value of these securities amounted to $9,131 (000), representing 16.2% of the net assets.
(B)	Perpetual Maturity
(C)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2016.
(D)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

Amounts designated as “—” are either $0 or have been rounded to $0.

† At April 30, 2016, the tax basis cost of the Fund’s investments was $56,265 (000), and the unrealized appreciation and depreciation were $2,053 (000) and $(1,894) (000), respectively.

The following is a list of the level of inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$18,717	$—	$18,717
Preferred Stock	11,925	—	—	11,925
Common Stock	11,697	—	—	11,697
Registered Investment Companies	10,725	—	—	10,725
Convertible Bond	—	240	—	240
Cash Equivalent	3,120	—	—	3,120

Total Investments in Securities	$37,467	$18,957	$—	$56,424

Amounts designated as “—” are either $0 or have been rounded to $0.

11

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-0800

12

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 94.6%
Australia — 0.9%
BHP Billiton ADR	90,321	$2,831

Total Australia		2,831

Austria — 5.7%
Conwert Immobilien Invest	256,065	4,056
Erste Group Bank	172,793	4,972
Schoeller-Bleckmann Oilfield Equipment	61,325	4,136
Voestalpine	137,521	4,958

Total Austria		18,122

Brazil — 2.6%
Banco Bradesco ADR	453,339	3,386
Banco do Brasil	400,400	2,531
Qualicorp	540,100	2,340

Total Brazil		8,257

Canada — 2.7%
Magna International	126,394	5,318
Rogers Communications, Cl B	80,079	3,113

Total Canada		8,431

China — 2.8%
Anhui Conch Cement, Cl H	1,485,000	3,934
Industrial & Commercial Bank of China, Cl H	5,773,000	3,133
Weichai Power, Cl H	1,552,800	1,874

Total China		8,941

Colombia — 1.4%
Bancolombia ADR	113,619	4,396

Total Colombia		4,396

Czech Republic — 1.1%
Komercni Banka	16,761	3,449

Total Czech Republic		3,449

France — 4.3%
Safran	66,819	4,605
Societe Generale	102,389	4,017
Sodexo	49,071	4,956

Total France		13,578

Germany — 1.7%
Continental	23,707	5,208

Total Germany		5,208

Hong Kong — 1.3%
Orient Overseas International	1,090,200	4,153

Total Hong Kong		4,153

India — 4.3%
HDFC Bank ADR	124,457	7,825
ICICI Bank ADR	794,343	5,600

Total India		13,425

Description	Shares	Value (000)
Indonesia — 0.9%
Indofood Sukses Makmur	5,498,400	$2,971

Total Indonesia		2,971

Ireland — 3.1%
Shire	157,615	9,838

Total Ireland		9,838

Italy — 0.0%
Prysmian	2,216	52

Total Italy		52

Japan — 8.5%
Denso	229,100	8,970
Hitachi	819,000	3,880
Nippon Steel & Sumitomo Metal	183,600	3,949
Secom	127,600	9,954

Total Japan		26,753

Netherlands — 1.0%
Royal Dutch Shell, Cl A	120,723	3,180

Total Netherlands		3,180

Norway — 5.5%
DNB	596,931	7,642
Norsk Hydro	1,033,869	4,498
StatoilHydro ADR	302,837	5,327

Total Norway		17,467

Panama — 2.9%
Carnival	186,388	9,142

Total Panama		9,142

Singapore — 2.4%
DBS Group Holdings	391,000	4,445
United Industrial	1,514,300	3,267

Total Singapore		7,712

South Korea — 3.0%
Hyundai Mobis	23,484	5,370
Samsung Electronics	3,641	3,978

Total South Korea		9,348

Spain — 3.4%
Amadeus IT Holding, Cl A	235,869	10,736

Total Spain		10,736

Sweden — 1.9%
Getinge, Cl B	289,587	6,129

Total Sweden		6,129

Switzerland — 5.9%
Credit Suisse Group ADR	167,122	2,542
Novartis ADR	97,249	7,388
Roche Holding	33,912	8,580

Total Switzerland		18,510

Taiwan — 2.8%
Advanced Semiconductor Engineering	5,868,000	5,521

13

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Taiwan — (continued)
Taiwan Semiconductor Manufacturing	717,000	$3,335

Total Taiwan		8,856

Turkey — 2.7%
Akbank	1,473,769	4,536
Turkiye Garanti Bankasi	1,239,393	3,823

Total Turkey		8,359

United Kingdom — 9.9%
ARM Holdings ADR	300,993	12,397
Diageo	284,000	7,680
HSBC Holdings	400,337	2,654
ITV	1,280,634	4,225
Rio Tinto ADR	130,361	4,388

Total United Kingdom		31,344

United States — 11.8%
Core Laboratories	80,777	10,797
Everest Re Group	57,731	10,674
ICON *	170,828	11,546
Teva Pharmaceutical Industries ADR	74,548	4,059

Total United States		37,076

Total Common Stock (Cost $263,843 (000))		298,264

Cash Equivalents (A) — 4.4%
Dreyfus Government Cash Management, 0.190%	9,328,851	9,329
Federated Prime Obligations Fund, Cl I, 0.390%	4,603,095	4,603

Total Cash Equivalents (Cost $13,932 (000))		13,932

Total Investments — 99.0% (Cost $277,775 (000)) †		$312,196

Percentages are based on net assets of $315,441 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

ADR — American Depositary Receipt

Cl — Class

† At April 30, 2016, the tax basis cost of the Fund’s investments was $277,775 (000), and the unrealized appreciation and depreciation were $55,791 (000) and $(21,370) (000), respectively.

As of April 30, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1600

14

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 98.8%
Exchange Traded Funds — 98.8%
Alerian MLP ETF	4,600	$56
First Trust North American Energy Infrastructure ETF	4,860	111
iShares 20+ Year Treasury Bond ETF	1,410	182
iShares Commodities Select Strategy ETF	4,210	136
iShares Core S&P 500 ETF	970	200
iShares Core U.S. Aggregate Bond ETF	1,650	183
iShares iBoxx High Yield Fund ETF	460	39
iShares iBoxx Investment Grade Corporate Bond ETF	480	58
iShares MSCI EAFE Small-Capital ETF	770	39
iShares MSCI Emerging Markets ETF	3,950	136
iShares MSCI Frontier 100 ETF	1,540	39
iShares MSCI Global Gold Miners ETF	4,420	49
iShares Russell 2000 ETF	860	97
iShares U.S. Preferred Stock ETF	1,510	59
Market Vectors Emerging Markets Local Currency Bond ETF	4,110	78
PowerShares Senior Loan Portfolio ETF	2,480	57
SPDR Barclays International Treasury Bond ETF	1,020	58
SPDR S&P Emerging Markets SmallCap ETF	990	39
Vanguard Global ex-U.S. Real Estate ETF	1,420	78
Vanguard REIT ETF	1,650	135

Total Exchange Traded Funds		1,829

Total Registered Investment Companies (Cost $1,770 (000))		1,829

Cash Equivalent (A) — 1.8%
Federated Prime Obligations Fund, Cl I, 0.390%	34,020	34

Total Cash Equivalent (Cost $34 (000))		34

Total Investments — 100.6% (Cost $1,804 (000)) †		$1,863

Percentages are based on net assets of $1,851 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

EAFE — Europe, Australasia and the Far East

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

† At April 30, 2016, the tax basis cost of the Fund’s investments was $1,804 (000), and the unrealized appreciation and depreciation were $62 (000) and $(3) (000), respectively.

As of April 30, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-0200

15

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations — 44.7%
FFCB (A)
0.459%, 05/20/16	$10,000	$10,000
0.420%, 06/23/16	10,000	9,999
0.500%, 11/23/16	15,000	14,991
FHLB (B)
0.301%, 06/01/16	10,000	9,998
0.290%, 06/15/16	19,684	19,677
0.421%, 06/22/16	11,180	11,180
0.341%, 07/27/16	10,000	9,992
0.421%, 10/03/16	20,000	19,964
0.725%, 12/15/16	5,000	4,977
FHLMC (B)
0.431%, 06/02/16	20,000	19,992

Total U.S. Government Agency Obligations (Cost $130,770 (000))		130,770

U.S. Treasury Obligations — 41.0%
United States Treasury Notes
0.875%, 09/15/16	20,000	20,042
0.375%, 10/31/16	15,000	14,992
United States Treasury Bills
0.177%, 05/26/16 (B)	85,000	84,990

Total U.S. Treasury Obligations (Cost $120,024 (000))		120,024

Cash Equivalents (C) — 10.9%
Fidelity Institutional Government Portfolio, Cl I, 0.230%	18,649,487	18,649
Federated Treasury Obligations Fund, Cl Institutional, 0.170%	13,129,672	13,130

Total Cash Equivalents (Cost $31,779 (000))		31,779

Total Investments — 96.6% (Cost $282,573 (000)) †		$282,573

Percentages are based on net assets of $292,557 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2016.
(B)	Discount Note — The rate reported is the effective yield at time of purchase.
(C)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$130,770	$—	$130,770
U.S. Treasury Obligations	—	120,024	—	120,024
Cash Equivalents	31,779	—	—	31,779

Total Investments in Securities	$31,779	$250,794	$—	$282,573

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-1600

16

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

Common Stock — 99.3%
Aerospace & Defense — 1.5%
Honeywell International	19,000	$2,171

Total Aerospace & Defense		2,171

Airlines — 1.6%
Southwest Airlines	50,000	2,231

Total Airlines		2,231

Automotive — 3.0%
AutoZone *	2,800	2,143
O’Reilly Automotive *	8,000	2,101

Total Automotive		4,244

Banks — 3.0%
Bank of Hawaii	33,000	2,257
Signature Bank NY *	14,000	1,930

Total Banks		4,187

Broadcasting, Newspapers and Advertising — 1.4%
Scripps Networks Interactive, Cl A	32,000	1,995

Total Broadcasting, Newspapers and Advertising		1,995

Building & Construction — 1.5%
Lennox International	16,000	2,159

Total Building & Construction		2,159

Cable/Media — 1.5%
Comcast, Cl A	34,000	2,066

Total Cable/Media		2,066

Commercial Services — 1.5%
Waste Connections	32,000	2,153

Total Commercial Services		2,153

Computer Software — 3.1%
Citrix Systems *	28,000	2,292
Synopsys *	43,000	2,043

Total Computer Software		4,335

Computers & Services — 9.1%
Cadence Design Systems *	100,000	2,319
CoreLogic *	59,000	2,094
Global Payments	32,000	2,310
Microsoft	37,000	1,845
Motorola Solutions	28,000	2,105
Total System Services	43,000	2,199

Total Computers & Services		12,872

Data Processing & Outsourced Services — 4.6%
Equifax	19,000	2,285
Fiserv *	23,000	2,247
Nielsen Holdings	39,000	2,033

Total Data Processing & Outsourced Services		6,565

Drugs — 1.6%
Bristol-Myers Squibb	32,000	2,310

Total Drugs		2,310

Description	Shares	Value (000)
Entertainment — 1.4%
Electronic Arts *	31,000	$1,917

Total Entertainment		1,917

Financial Services — 4.0%
Charles Schwab	64,000	1,818
Intercontinental Exchange	7,000	1,680
MSCI, Cl A	29,000	2,203

Total Financial Services		5,701

Food, Beverage & Tobacco — 7.3%
Campbell Soup	39,000	2,407
Casey’s General Stores	16,000	1,792
Coca-Cola Enterprises	43,000	2,256
Constellation Brands, Cl A	13,000	2,029
Dr Pepper Snapple Group	20,000	1,818

Total Food, Beverage & Tobacco		10,302

Household Products — 1.5%
Clorox	17,000	2,129

Total Household Products		2,129

Industrials — 1.6%
Danaher	24,000	2,322

Total Industrials		2,322

Information Technology — 1.5%
VeriSign *	24,000	2,074

Total Information Technology		2,074

Insurance — 2.8%
Old Republic International	110,000	2,034
XL Group, Cl A	58,000	1,898

Total Insurance		3,932

Insurance Brokers — 1.5%
Brown & Brown	60,000	2,107

Total Insurance Brokers		2,107

Machinery — 1.5%
Illinois Tool Works	20,000	2,090

Total Machinery		2,090

Manufacturing — 3.0%
Acuity Brands	9,000	2,195
Post Holdings *	28,000	2,012

Total Manufacturing		4,207

Medical Products & Services — 12.0%
Becton Dickinson and	15,000	2,419
Cigna	14,000	1,940
Edwards Lifesciences *	20,000	2,124
Gilead Sciences	20,000	1,764
HCA Holdings *	25,000	2,015
Medtronic	27,000	2,137
VCA *	38,000	2,393
Waters *	17,000	2,213

Total Medical Products & Services		17,005

17

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)
Paper & Paper Products — 3.1%
Avery Dennison	29,000	$2,106
Sealed Air	49,000	2,320

Total Paper & Paper Products		4,426

Real Estate Investment Trust — 4.5%
Equinix	7,000	2,312
Public Storage	8,500	2,081
Simon Property Group	10,000	2,012

Total Real Estate Investment Trust		6,405

Retail — 11.7%
Home Depot	16,000	2,142
LKQ *	69,000	2,212
McDonald’s	17,000	2,150
Michael Kors Holdings *	37,000	1,912
Panera Bread, Cl A *	10,000	2,145
Ross Stores	37,000	2,101
TJX	26,000	1,971
Vista Outdoor *	39,000	1,871

Total Retail		16,504

Semi-Conductors & Instruments — 3.0%
Broadcom	15,000	2,186
Microchip Technology	43,000	2,090

Total Semi-Conductors & Instruments		4,276

Telecommunication Services — 2.8%
Facebook, Cl A *	20,000	2,352
j2 Global	26,000	1,651

Total Telecommunication Services		4,003

Water Utilities — 1.3%
Aqua America	60,000	1,899

Total Water Utilities		1,899

Web Portals/ISP — 1.4%
Alphabet, Cl A *	2,800	1,982

Total Web Portals/ISP		1,982

Total Common Stock (Cost $122,329 (000))		140,569

Cash Equivalent (A) — 0.7%
Federated Prime Obligations Fund, Cl I, 0.390%	1,034,554	1,035

Total Cash Equivalent (Cost $1,035 (000))		1,035

Total Investments — 100.0% (Cost $123,364 (000)) †		$141,604

Percentages are based on net assets of $141,632 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

MSCI — Morgan Stanley Capital International

† At April 30, 2016, the tax basis cost of the Fund’s investments was $123,364 (000), and the unrealized appreciation and depreciation were $19,905 (000) and $(1,665) (000), respectively.

As of April 30, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-1600

18

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 93.3%
Australia — 5.9%
Australian Pharmaceutical Industries	15,700	$23
Blackmores	450	55
Charter Hall Group	21,600	79
HFA Holdings	75,200	132
Metals X	19,300	15
Reject Shop	6,300	59
Sandfire Resources NL	5,400	24
Sirtex Medical	1,700	38
Villa World	24,500	40
Vita Group	15,500	42

Total Australia		507

Belgium — 1.9%
AGFA-Gevaert *	16,600	66
Ion Beam Applications	2,400	99

Total Belgium		165

Canada — 4.5%
Alacer Gold *	11,400	31
Cott	10,800	144
High Arctic Energy Services	7,600	23
Kirkland Lake Gold *	4,900	37
Merus Labs International *	21,500	35
North West	3,400	76
Supremex	8,100	36

Total Canada		382

Finland — 0.2%
Lassila & Tikanoja	1,200	21

Total Finland		21

France — 7.9%
Faurecia	500	21
Ipsen	700	42
Peugeot *	13,000	209
Sopra Steria Group	1,600	186
Wendel	1,900	220

Total France		678

Germany — 9.3%
ADVA Optical Networking *	11,887	127
AURELIUS & KGaA	3,408	204
Aurubis	2,661	144
Capital Stage	2,900	22
Hannover Rueck	218	25
Homag Group	1,842	76
Krones	193	22

Description	Shares	Value (000)
Germany — (continued)
Rheinmetall	2,316	$181

Total Germany		801

Hong Kong — 5.7%
FIH Mobile	45,000	19
Hutchison Telecommunications Hong Kong Holdings	81,000	28
PCCW	101,000	69
Skyworth Digital Holdings	387,000	254
SmarTone Telecommunications Holdings	34,000	56
Tianneng Power International	79,000	65

Total Hong Kong		491

Israel — 0.3%
Reit 1	9,705	28

Total Israel		28

Italy — 2.5%
Ascopiave	12,000	33
Biesse	1,400	21
DiaSorin	1,800	105
Iren	19,900	37
Tesmec	26,100	18

Total Italy		214

Japan — 27.0%
Aisan Industry	6,900	52
Argo Graphics	4,000	65
Calsonic Kansei	2,000	14
Canon Electronics	10,400	152
Central Glass	5,000	28
Daiwabo Holdings	11,000	22
Geo Holdings	3,600	60
Hitachi Kokusai Electric	8,000	85
Inaba Denki Sangyo	600	19
Ishihara Sangyo Kaisha *	20,000	14
Jafco	900	25
JVC Kenwood	78,400	195
Kanematsu Electronics	1,800	31
Kasai Kogyo	11,200	107
Kyowa Exeo	7,400	84
Mimasu Semiconductor Industry	3,000	29
Mitsubishi Steel Manufacturing	16,000	27
Musashi Seimitsu Industry	1,400	27
NEC Networks & System Integration	1,000	16
Nippon Coke & Engineering	22,100	16
Nippon Light Metal Holdings	15,200	27
Nippon Road	12,000	56
Nissin	19,000	54

19

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Japan — (continued)
Nittetsu Mining	14,000	$52
PanaHome	3,000	24
Pasona Group	10,100	63
Sanyo Denki	12,500	63
Sanyo Shokai	46,300	111
Sanyo Special Steel	29,900	136
Sekisui Plastics	10,000	32
Shin-Etsu Polymer	9,600	57
Shinko Plantech	9,900	75
Shizuoka Gas	4,800	33
Take And Give Needs	3,400	15
Takuma	3,000	26
Tatsuta Electric Wire and Cable	5,200	16
Tokai Rika	800	15
Tokyo Energy & Systems	2,000	15
Tokyo Tekko	8,000	27
Toyo Kohan	4,300	14
Unipres	900	16
YAMABIKO	4,400	32
Yamazen	4,800	38
Yorozu	9,800	197
Yurtec	8,000	58

Total Japan		2,320

Netherlands — 0.6%
AMG Advanced Metallurgical Group	2,300	25
Beter Bed Holding	900	22

Total Netherlands		47

New Zealand — 0.5%
Summerset Group Holdings	12,600	39

Total New Zealand		39

Norway — 1.7%
AF Gruppen	9,000	148

Total Norway		148

Portugal — 0.2%
Altri SGPS	5,300	21

Total Portugal		21

Singapore — 4.0%
Mapletree Greater China Commercial Trust	45,000	34
Mapletree Industrial Trust	212,200	254
Raffles Medical Group	6,900	24
Yanlord Land Group	34,600	31

Total Singapore		343

Description	Shares	Value (000)
South Korea — 0.9%
Hanwha General Insurance	5,135	$37
Korea Petrochemical Industries	210	43

Total South Korea		80

Spain — 1.4%
CIE Automotive	1,900	34
Gamesa Tecnologica	4,300	85

Total Spain		119

Sweden — 1.3%
Axfood	2,200	41
Boliden	1,000	17
Intrum Justitia	700	25
Probi	1,300	26

Total Sweden		109

Switzerland — 3.7%
Adecco	3,068	197
Lonza Group	715	119

Total Switzerland		316

United Kingdom — 13.5%
Beazley	37,400	178
Big Yellow Group	6,400	76
Clinigen Group	23,000	179
Debenhams	56,800	65
Derwent London	1,400	67
EMIS Group	1,400	20
Indivior	10,800	25
Man Group	23,000	50
Plus500	3,500	30
QinetiQ Group	32,000	105
Rank Group	22,600	80
Savills	2,600	28
Segro	3,300	20
Spirent Communications	35,700	41
Stagecoach Group	52,100	195

Total United Kingdom		1,159

United States — 0.3%
Orbotech *	1,000	24

Total United States		24

Total Common Stock (Cost $8,046 (000))		8,012

Cash Equivalents (A) — 6.3%
Federated Prime Obligations Fund, Cl I, 0.390%	365,765	365

20

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Dreyfus Government Cash Management, 0.190%	178,680	$179

Total Cash Equivalents (Cost $544 (000))		544

Total Investments — 99.6% (Cost $8,590 (000)) †		$8,556

Percentages are based on net assets of $8,591 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

† At April 30, 2016, the tax basis cost of the Fund’s investments was $8,590 (000), and the unrealized appreciation and depreciation were $467 (000) and $(501) (000), respectively.

The following is a list of the level of inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stock
Australia	$507	$—		$—	$507
Belgium	165	—		—	165
Canada	382	—		—	382
Finland	21	—		—	21
France	678	—		—	678
Germany	801	—		—	801
Hong Kong	491	—		—	491
Israel	—	28	†	—	28
Italy	214	—		—	214
Japan	15	2,305	†	—	2,320
Netherlands	47	—		—	47
New Zealand	39	—		—	39
Norway	148	—		—	148
Portugal	21	—		—	21
Singapore	343	—		—	343
South Korea	80	—		—	80
Spain	119	—		—	119
Sweden	109	—		—	109
Switzerland	316	—		—	316
United Kingdom	1,159	—		—	1,159
United States	24	—		—	24

Total Common Stock	5,679	2,333		—	8,012

Cash Equivalents	544	—		—	544

Total Investments in Securities	$6,223	$2,333		$—	$8,556

† Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market closure.

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-0200

21

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.0%

Louisiana — 94.2%
Central Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	$150	$165
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	370	389
Iberia Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	294
Lafayette Consolidated Government, RB, AGM
Callable 11/01/25 @ 100
3.750%, 11/01/31	50	53
Lafayette, Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	225
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	290
Louisiana Local Government Environmental Facilities & Community Development Authority
Callable 11/01/25 @ 100
5.000%, 11/01/32	250	301
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	350	411
Louisiana State Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	350	389
Louisiana State University & Agricultural & Mechanical College, Auxiliary, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	113
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	500	535
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC,
Pre-Refunded @ 100
4.500%, 06/01/17 (A)	150	156
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB,
Pre-Refunded @ 100
5.375%, 04/01/19 (A)	100	113

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	$300	$323
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	368
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	210
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	610	670
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	192
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL,
Pre-Refunded @ 100
5.500%, 06/01/17 (A)	25	26
Parish of Ascension Louisiana, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	565	568
Parish of State John the Baptist Louisiana, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	117
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	127
State Charles Parish School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	308
State Martin Parish School Board, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	100	114
State of Louisiana Gasoline & Fuels Tax Revenue, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	188

22

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Louisiana — (continued)
State Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	$260	$269
State Tammany Parish Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	275	297
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	350	356
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	167
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	114
Town of Livingston Louisiana, RB
Callable 08/01/21 @ 100
5.300%, 08/01/41	250	274
West Ouachita Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	290	313
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	211

Total Louisiana		8,646

Virgin Islands — 0.8%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	70	75

Total Virgin Islands		75

Total Municipal Bonds (Cost $8,078 (000))		8,721

Cash Equivalent (B) — 4.3%
SEI Tax Exempt Trust, Institutional Tax Free Portfolio, Cl A, 0.030%	396,224	396

Total Cash Equivalent (Cost $396 (000))		396

Total Investments — 99.3% (Cost $8,474 (000)) †		$9,117

Percentages are based on net assets of $9,185 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of April 30, 2016.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

† At April 30, 2016, the tax basis cost of the Fund’s investments was $8,474 (000), and the unrealized appreciation and depreciation were $643 (000) and $(0) (000), respectively.

The following is a list of the level of inputs used as of April 30, 2016, in valuing the Fund’s Investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$8,721	$—	$8,721
Cash Equivalent	396	—	—	396

Total Investments in Securities	$396	$8,721	$—	$9,117

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1000

23

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 9.9%
Agriculture — 0.2%
American Vanguard	5,700	$94

Total Agriculture		94

Banks — 1.4%
Enterprise Financial Services	3,065	84
First Community Bancshares	4,620	96
First Defiance Financial	2,139	85
Foresight Financial Group	3,550	91
Heartland Financial USA	2,761	93
Home Bancorp	3,440	96
Pacific Continental	5,500	92
PennyMac Financial Services, Cl A *	7,550	96
Xenith Bankshares *	11,400	88

Total Banks		821

Beauty Products — 0.2%
Natural Health Trends	2,600	94

Total Beauty Products		94

Broadcasting, Newspapers and Advertising — 0.3%
Entercom Communications, Cl A	7,500	85
Entravision Communications, Cl A	11,220	89

Total Broadcasting, Newspapers and Advertising		174

Building & Construction — 0.3%
Insteel Industries	2,830	82
Quanex Building Products	5,074	96

Total Building & Construction		178

Casinos & Gaming — 0.1%
Monarch Casino & Resort *	4,306	82

Total Casinos & Gaming		82

Chemicals — 0.1%
Chase	1,575	89

Total Chemicals		89

Commercial Services — 0.2%
Kelly Services, Cl A	4,900	92

Total Commercial Services		92

Computers & Services — 0.3%
Astro-Med	6,020	86
Bel Fuse, Cl B	6,256	104

Total Computers & Services		190

Data Processing & Outsourced Services — 0.5%
ICF International *	2,560	101
Mistras Group *	3,700	90
RPX *	8,093	90

Total Data Processing & Outsourced Services		281

Electrical Utilities — 0.3%
Spark Energy, Cl A	4,600	119
Unitil	2,160	85

Total Electrical Utilities		204

Description	Shares	Value (000)
Electronic Components & Equipment — 0.1%
Vishay Precision Group *	5,800	$87

Total Electronic Components & Equipment		87

Entertainment — 0.1%
Intrawest Resorts Holdings *	9,993	86

Total Entertainment		86

Financial Services — 1.0%
Ares Commercial Real Estate	7,600	91
Calamos Asset Management, Cl A	10,100	83
Diamond Hill Investment Group	485	85
Ellington Financial	5,100	87
Manning & Napier, Cl A	11,000	94
Nicholas Financial *	8,450	90
Regional Management *	6,200	102

Total Financial Services		632

Home Furnishings — 0.1%
Hooker Furniture	2,960	73

Total Home Furnishings		73

Household Products — 0.3%
Central Garden & Pet *	5,960	97
Oil-Dri Corp of America	2,587	86

Total Household Products		183

Information Technology — 0.3%
GlobalSCAPE	22,000	75
Hackett Group	5,899	88

Total Information Technology		163

Insurance — 0.6%
EMC Insurance Group	3,411	90
Employers Holdings	3,250	97
Hallmark Financial Services *	8,046	91
Kingstone	10,400	96

Total Insurance		374

Machinery — 0.5%
Eastern	5,450	91
Global Brass & Copper Holdings	3,820	104
Lydall *	2,650	97

Total Machinery		292

Manufacturing — 0.2%
LSI Industries	7,636	97

Total Manufacturing		97

Medical Products & Services — 0.6%
Anika Therapeutics *	1,933	88
Exactech *	4,620	106
FONAR *	5,330	75
Triple-S Management, Cl B *	3,420	89

Total Medical Products & Services		358

24

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Paper & Paper Products — 0.1%
AEP Industries	1,293	$80

Total Paper & Paper Products		80

Petroleum & Fuel Products — 0.1%
Sanchez Production Partners	7,900	88

Total Petroleum & Fuel Products		88

Petroleum Refining — 0.1%
REX American Resources *	1,500	82

Total Petroleum Refining		82

Printing & Publishing — 0.1%
Ennis	4,420	86

Total Printing & Publishing		86

Retail — 0.7%
Carrols Restaurant Group *	6,690	93
Chuy’s Holdings *	2,592	79
Huttig Building Products *	22,500	105
Ruth’s Hospitality Group	5,072	81
Shoe Carnival	3,650	94

Total Retail		452

Semi-Conductors & Instruments — 0.4%
Mercury Systems *	4,290	90
NeoPhotonics *	7,547	90
Rudolph Technologies *	6,400	89

Total Semi-Conductors & Instruments		269

Telecommunication Services — 0.1%
ARI Network Services *	20,280	85

Total Telecommunication Services		85

Telephones & Telecommunication — 0.1%
Hawaiian Telcom Holdco *	3,897	90

Total Telephones & Telecommunication		90

Transportation Services — 0.2%
Supreme Industries, Cl A	8,800	109

Total Transportation Services		109

Total Common Stock (Cost $5,575 (000))		5,985

Cash Equivalent — 0.1%
Federated Prime Obligations Fund, Cl I, 0.390% (A)	67,483	67

Total Cash Equivalent (Cost $67 (000))		67

Total Investments — 10.0% (Cost $5,642 (000)) †		$6,052

Percentages are based on net assets of $60,750 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

† At April 30, 2016, the tax basis cost of the Fund’s investments was $5,642 (000), and the unrealized appreciation and depreciation were $521 (000) and $(111) (000), respectively.

As of April 30, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-0200

25

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 93.8%

Mississippi — 90.2%
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	$200	$207
County of Lauderdale Mississippi, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	263
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	104
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	645	723
Mississippi Development Bank, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	202
Mississippi Development Bank, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	209
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100
4.650%, 11/01/27	440	448
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	112
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	224
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,046
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	247
5.250%, 01/01/34	1,200	1,620
Mississippi, Development Bank, Hinds Community College District Project, RB, AGC,
Pre-Refunded @ 100
5.375%, 10/01/19 (A)	50	58
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	446
Mississippi, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	575	674
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	700	726

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Jones County Junior College Project, RB, AGC
Pre-Refunded @ 100
5.000%, 03/01/19 (A)	$75	$84
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	451
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	355
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	58
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	400	467
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	455	488
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	900	919
Mississippi, Development Bank, Tax Increment Financing Project, Tax Allocation
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	131
Mississippi, Development Bank, Water & Sewer Project, RB, AGC
Callable 07/01/20 @ 100
5.250%, 07/01/30	230	264
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	416
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	809
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	558
State of Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	966
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	972
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	261

26

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
University of Southern Mississippi, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	$500	$515

Total Mississippi		15,023

Virgin Islands — 3.6%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	350	372
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Project, Ser A, RB
Callable 10/01/20 @ 100
5.000%, 10/01/29	100	110
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB
Callable 10/01/20 @ 100
5.250%, 10/01/29	100	110

Total Virgin Islands		592

Total Municipal Bonds (Cost $14,283 (000))		15,615

Cash Equivalent (B) — 5.4%
SEI Tax Exempt Trust, Institutional Tax Free Portfolio, Cl A, 0.030%	906,141	906

Total Cash Equivalent (Cost $906 (000))		906

Total Investments — 99.2% (Cost $15,189 (000)) †		$16,521

Percentages are based on net assets of $16,647 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of April 30, 2016.

AGC — American Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

† At April 30, 2016, the tax basis cost of the Fund’s investments was $15,189 (000), and the unrealized appreciation and depreciation were $1,332 (000) and $(0) (000), respectively.

The following is a list of the level of inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$15,615	$—	$15,615
Cash Equivalent	906	—	—	906

Total Investments in Securities	$906	$15,615	$—	$16,521

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1100

27

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 55.6%
Advertising Agencies — 0.6%
Omnicom Group (A)	12,700	$1,054

Total Advertising Agencies		1,054

Aerospace & Defense — 1.1%
Northrop Grumman (A)	5,170	1,066
Orbital ATK	10,200	888

Total Aerospace & Defense		1,954

Airlines — 1.4%
Alaska Air Group (A)	13,100	923
Delta Air Lines	19,250	802
United Continental Holdings *	16,800	769

Total Airlines		2,494

Automotive — 1.5%
O’Reilly Automotive *(A)	3,900	1,025
Standard Motor Products	22,400	795
Superior Industries International	32,000	836

Total Automotive		2,656

Banks — 2.9%
Brookline Bancorp (A)	75,000	854
City Holding (A)	14,900	732
Fulton Financial	75,800	1,060
Independent Bank	20,280	954
NBT Bancorp	29,200	828
Talmer Bancorp, Cl A	35,900	696

Total Banks		5,124

Building & Construction — 1.0%
American Woodmark *(A)	11,480	836
Simpson Manufacturing	23,000	865

Total Building & Construction		1,701

Cable/Media — 0.5%
Comcast, Cl A	15,600	948

Total Cable/Media		948

Chemicals — 0.5%
Balchem (A)	13,300	816

Total Chemicals		816

Commercial Services — 0.3%
Heidrick & Struggles International	27,400	541

Total Commercial Services		541

Computer Software — 0.5%
Synopsys *	17,850	848

Total Computer Software		848

Computers & Services — 2.5%
Broadridge Financial Solutions (A)	17,679	1,058
Cadence Design Systems *(A)	45,800	1,062
CSG Systems International	25,800	1,145
NETGEAR *	8,500	361

Description	Shares	Value (000)
Computers & Services — (continued)
Sykes Enterprises *	28,000	$816

Total Computers & Services		4,442

Consumer Products — 0.5%
Nike, Cl B (A)	14,200	837

Total Consumer Products		837

Containers & Packaging — 0.6%
AptarGroup (A)	14,200	1,079

Total Containers & Packaging		1,079

Data Processing & Outsourced Services — 1.0%
Computer Sciences	22,100	732
Fiserv *(A)	10,250	1,002

Total Data Processing & Outsourced Services		1,734

Diversified Support Services — 1.1%
Cintas (A)	10,630	954
Viad	32,000	952

Total Diversified Support Services		1,906

Drugs — 0.4%
Prestige Brands Holdings *	13,950	792

Total Drugs		792

E-Commerce — 0.5%
PetMed Express	48,000	878

Total E-Commerce		878

Electrical Components & Equipment — 0.3%
II-VI *	22,400	468

Total Electrical Components & Equipment		468

Electrical Utilities — 1.1%
CMS Energy (A)	23,000	936
Entergy (A)	13,600	1,022

Total Electrical Utilities		1,958

Engineering Services — 1.1%
Comfort Systems USA	30,900	911
EMCOR Group	21,000	1,018

Total Engineering Services		1,929

Entertainment — 0.1%
Pinnacle Entertainment *	24,000	265

Total Entertainment		265

Entertainment & Gaming — 0.5%
Activision Blizzard	24,700	851

Total Entertainment & Gaming		851

Environmental Services — 0.6%
Waste Management	17,600	1,035

Total Environmental Services		1,035

28

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Financial Services — 0.6%
Nasdaq (A)	17,040	$1,051

Total Financial Services		1,051

Food, Beverage & Tobacco — 2.1%
Dr Pepper Snapple Group (A)	10,220	929
Kroger (A)	26,200	927
Sanderson Farms	10,900	1,000
Tyson Foods, Cl A	12,000	790

Total Food, Beverage & Tobacco		3,646

Home Furnishings — 0.6%
Ethan Allen Interiors	33,000	1,123

Total Home Furnishings		1,123

Household Products — 0.5%
Helen of Troy *	8,350	831

Total Household Products		831

Industrials — 0.5%
Carlisle	8,700	887

Total Industrials		887

Insurance — 7.2%
Alleghany *	1,810	944
Allstate	12,700	826
American Financial Group (A)	13,800	954
Aspen Insurance Holdings	19,450	902
Assurant	8,100	685
Everest Re Group	2,360	436
Hanover Insurance Group (A)	11,500	986
Navigators Group *(A)	11,220	927
Old Republic International	49,000	906
Progressive	24,400	795
Selective Insurance Group (A)	19,370	672
Travelers	8,900	978
United Fire Group	23,650	1,060
United Insurance Holdings	50,500	824
WR Berkley	15,500	868

Total Insurance		12,763

Machinery — 1.0%
Briggs & Stratton	43,600	923
Illinois Tool Works	8,300	867

Total Machinery		1,790

Managed Health Care — 1.2%
Aetna (A)	9,330	1,047
UnitedHealth Group (A)	8,450	1,113

Total Managed Health Care		2,160

Medical Products & Services — 7.1%
Baxter International (A)	17,400	769
Cardinal Health	11,200	879
CR Bard	4,200	891
DENTSPLY SIRONA	10,800	644
Emergent Biosolutions *(A)	24,000	924
Hologic *(A)	23,800	799
Meridian Bioscience	39,350	752
Parexel International *	14,100	861

Description	Shares	Value (000)
Medical Products & Services — (continued)
Quality Systems *	57,800	$814
Stryker (A)	10,200	1,112
Teleflex (A)	6,650	1,036
Universal Health Services, Cl B (A)	7,740	1,035
VCA *(A)	20,290	1,278
Waters *	6,750	879

Total Medical Products & Services		12,673

Paper & Paper Products — 0.5%
Sonoco Products	17,800	835

Total Paper & Paper Products		835

Pharmaceuticals — 0.6%
Johnson & Johnson	9,700	1,087

Total Pharmaceuticals		1,087

Real Estate Investment Trust — 1.6%
Duke Realty	38,500	842
Gaming and Leisure Properties	20,400	669
Post Properties (A)	16,690	957
Urstadt Biddle Properties, Cl A	14,500	298

Total Real Estate Investment Trust		2,766

Retail — 6.0%
Abercrombie & Fitch, Cl A (A)	42,200	1,128
American Eagle Outfitters	59,500	851
Big 5 Sporting Goods	54,100	654
Big Lots	16,000	734
Cato, Cl A (A)	23,000	842
Darden Restaurants (A)	15,290	952
Express *	49,000	891
Foot Locker (A)	14,100	866
Francesca’s Holdings *	35,200	584
Signet Jewelers	7,000	760
Sturm Ruger	13,300	852
Target	10,400	827
UniFirst	7,050	764

Total Retail		10,705

Semi-Conductors & Instruments — 3.2%
Cirrus Logic *(A)	31,800	1,148
Cohu	41,750	483
Cree *	30,300	743
Intel	26,900	814
Kla-Tencor	11,800	825
Mercury Systems *	51,100	1,074
QLogic *	52,100	682

Total Semi-Conductors & Instruments		5,769

Systems Software — 0.5%
Symantec	48,500	807

Total Systems Software		807

Telephones & Telecommunication — 0.9%
Atlantic Telegraph-Network (A)	12,340	888
General Communication, Cl A *	45,400	767

Total Telephones & Telecommunication		1,655

29

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Web Portals/ISP — 0.5%
Alphabet, Cl A *(A)	1,235	$874

Total Web Portals/ISP		874

Wholesale — 0.5%
Henry Schein *	5,740	969

Total Wholesale		969

Total Common Stock (Cost $91,418 (000))		98,701

Cash Equivalents (B) — 48.6%
SEI Daily Income Prime Obligation Fund, Cl A, 0.300%	28,870,863	28,871
Federated Prime Obligations Fund, Cl I, 0.390%	28,716,475	28,716
AIM Short-Term Investment Money Market, 0.350%	28,712,818	28,713

Total Cash Equivalents (Cost $86,300 (000))		86,300

Total Investments — 104.1% (Cost $177,718 (000)) †		$185,001

Securities Sold Short —(6.8)%

Common Stock —(6.8)%
Agriculture — (0.2)%
Andersons	(5,540)	(186)
CF Industries Holdings	(5,720)	(189)

Total Agriculture		(375)

Automotive — (0.2)%
Group 1 Automotive	(3,120)	(205)
Strattec Security	(3,040)	(161)

Total Automotive		(366)

Banks — (0.4)%
Cardinal Financial	(8,890)	(197)
EverBank Financial	(11,780)	(178)
Walker & Dunlop*	(8,080)	(178)
Zions Bancorporation	(7,010)	(193)

Total Banks		(746)

Broadcasting, Newspapers and Advertising — (0.1)%
EW Scripps, Cl A*	(11,590)	(176)

Total Broadcasting, Newspapers and Advertising		(176)

Building & Construction — (0.6)%
Caesarstone Sdot-Yam*	(4,660)	(173)
CalAtlantic Group	(5,090)	(165)
Griffon	(11,520)	(182)
M/I Homes*	(9,060)	(182)
Meritage Homes*	(4,630)	(158)
Toll Brothers*	(6,050)	(165)

Total Building & Construction		(1,025)

Chemicals — (0.3)%
Calgon Carbon	(11,200)	(184)
NewMarket	(450)	(183)
Schulman A	(6,570)	(183)

Total Chemicals		(550)

Description	Shares	Value (000)
Commercial Services — (0.1)%
GP Strategies*	(7,110)	$(166)

Total Commercial Services		(166)

Computer Software — (0.1)%
Synchronoss Technologies*	(5,480)	(170)

Total Computer Software		(170)

Computers & Services — (0.2)%
Palo Alto Networks*	(1,240)	(187)
Zebra Technologies, Cl A*	(2,780)	(174)

Total Computers & Services		(361)

Consumer Electronics — (0.1)%
Harman International Industries	(2,110)	(162)

Total Consumer Electronics		(162)

Electrical Components & Equipment — (0.1)%
DTS*	(8,080)	(176)

Total Electrical Components & Equipment		(176)

Electronic Components & Equipment — (0.3)%
Cognex	(4,670)	(166)
FARO Technologies*	(5,900)	(171)
Mesa Laboratories	(1,870)	(189)

Total Electronic Components & Equipment		(526)

Entertainment — (0.1)%
Lions Gate Entertainment	(8,870)	(197)

Total Entertainment		(197)

Food, Beverage & Tobacco — (0.3)%
Boston Beer, Cl A*	(1,000)	(156)
Ingles Markets, Cl A	(4,970)	(179)
Monster Beverage*	(1,430)	(206)

Total Food, Beverage & Tobacco		(541)

Industrials — (0.1)%
Raven Industries	(11,241)	(181)

Total Industrials		(181)

Information Technology — (0.1)%
Fortinet*	(6,020)	(196)

Total Information Technology		(196)

Machinery — (0.1)%
Tennant	(3,420)	(183)

Total Machinery		(183)

Medical Products & Services — (0.8)%
Acadia Healthcare*	(3,080)	(195)
Cepheid*	(5,080)	(145)
DexCom*	(2,680)	(173)
HealthStream*	(8,010)	(181)
Mirati Therapeutics*	(7,780)	(161)
Neogen*	(3,750)	(177)
SurModics*	(8,900)	(179)
Team Health Holdings*	(4,220)	(176)

Total Medical Products & Services		(1,387)

Metals & Mining — (0.1)%
Compass Minerals International	(2,440)	(183)

Total Metals & Mining		(183)

Petroleum & Fuel Products — (0.4)%
Bristow Group	(9,040)	(207)
Carrizo Oil & Gas*	(5,660)	(200)
Equities	(2,700)	(189)
Gulfport Energy*	(6,250)	(196)

Total Petroleum & Fuel Products		(792)

Real Estate Investment Trust — (0.1)%
Forest City Realty Trust, Cl A†	(8,570)	(178)

Total Real Estate Investment Trust		(178)

30

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Retail — (1.1)%
Buffalo Wild Wings *	(1,220)	$(163)
Chipotle Mexican Grill, Cl A *	(380)	(160)
G-III Apparel Group *	(3,800)	(172)
Hanesbrands	(6,430)	(187)
HSN	(3,300)	(175)
Johnson Outdoors, Cl A	(8,330)	(201)
Malibu Boats, Cl A *	(11,050)	(194)
Red Robin Gourmet Burgers *	(2,760)	(179)
Rush Enterprises, Cl A *	(10,060)	(198)
VF	(2,790)	(176)
Vitamin Shoppe *	(6,010)	(164)

Total Retail		(1,969)

Telecommunication Services — (0.2)%
Demandware *	(4,330)	(200)
Inteliquent	(11,230)	(186)

Total Telecommunication Services		(386)

Telephones & Telecommunication — (0.1)%
Plantronics	(4,630)	(178)

Total Telephones & Telecommunication		(178)

Transportation Services — (0.6)%
Forward Air	(3,920)	(179)
Genesee & Wyoming, Cl A *	(2,790)	(181)
Heartland Express	(10,170)	(184)
Oshkosh	(4,460)	(218)
Union Pacific	(2,200)	(192)

Total Transportation Services		(954)

Total Common Stock (Proceeds $(11,776))		(12,124)

Total Securities Sold Short — (6.8)% (Proceeds $(11,776)) @		$(12,124)

Percentages are based on Net Assets of $177,632.

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

† At April 30, 2016, the tax basis cost of the Fund’s investments, excluding securities sold short, was $177,718 (000), and the unrealized appreciation and depreciation were $10,077 (000) and $(2,794) (000), respectively.

@ At April 30, 2016, the tax basis proceeds of the Fund’s securities sold short was $11,776 (000), and the unrealized appreciation and depreciation were $ 261 (000) and $608 (000), respectively.

As of April 30, 2016 all of the Fund’s investments and securities sold short were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1600

31

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.6%
Aerospace & Defense — 1.6%
Huntington Ingalls Industries	1,350	$196

Total Aerospace & Defense		196

Automotive — 4.6%
Cooper Tire & Rubber	5,020	173
Gentex	10,390	167
Superior Industries International	8,500	222

Total Automotive		562

Banks — 1.6%
WSFS Financial	5,590	191

Total Banks		191

Building & Construction — 7.7%
Gibraltar Industries *	7,470	198
Granite Construction	3,930	175
Owens Corning	3,820	176
Patrick Industries *	4,040	185
Universal Forest Products	2,770	212

Total Building & Construction		946

Casinos & Gaming — 1.4%
Boyd Gaming *	9,360	174

Total Casinos & Gaming		174

Chemicals — 2.2%
Trinseo *	6,360	272

Total Chemicals		272

Commercial Services — 1.6%
ServiceMaster Global Holdings *	5,270	202

Total Commercial Services		202

Computers & Services — 6.4%
Global Payments	2,770	200
InterDigital	3,890	222
Lumentum Holdings *	8,300	210
Synaptics *	2,200	157

Total Computers & Services		789

Consumer Electronics — 1.1%
ZAGG *	17,560	141

Total Consumer Electronics		141

Containers & Packaging — 3.3%
AptarGroup	2,520	192
Berry Plastics Group *	5,950	214

Total Containers & Packaging		406

Data Processing & Outsourced Services — 1.7%
Exponent	4,200	209

Total Data Processing & Outsourced Services		209

Drugs — 1.7%
Prestige Brands Holdings *	3,740	212

Total Drugs		212

Description	Shares	Value (000)
Electrical Utilities — 3.3%
Avista	4,580	$184
Pinnacle West Capital	3,140	228

Total Electrical Utilities		412

Entertainment — 1.6%
Isle of Capri Casinos *	13,130	196

Total Entertainment		196

Financial Services — 4.5%
Cash America International	5,750	213
E*TRADE Financial *	6,890	173
WisdomTree Investments	14,910	162

Total Financial Services		548

Food, Beverage & Tobacco — 1.9%
Cal-Maine Foods	4,540	231

Total Food, Beverage & Tobacco		231

Gas & Natural Gas — 1.7%
UGI	5,140	207

Total Gas & Natural Gas		207

Home Furnishings — 1.5%
Leggett & Platt	3,640	179

Total Home Furnishings		179

Information Technology — 1.5%
Hackett Group	12,240	182

Total Information Technology		182

Insurance — 12.5%
Amerisafe	4,130	222
AmTrust Financial Services	6,670	166
FBL Financial Group, Cl A	2,960	179
Hanover Insurance Group	2,500	214
James River Group Holdings	6,260	194
Maiden Holdings	12,740	156
Reinsurance Group of America, Cl A	2,240	213
RenaissanceRe Holdings	1,700	189

Total Insurance		1,533

Machinery — 5.2%
Alamo Group	3,820	215
Global Brass & Copper Holdings	8,410	228
Kadant	4,110	195

Total Machinery		638

Medical Products & Services — 4.4%
Hologic *	4,890	164
United Therapeutics *	1,330	140
VCA *	3,730	235

Total Medical Products & Services		539

Petroleum & Fuel Products — 5.5%
Callon Petroleum *	21,810	229
Patterson-UTI Energy	12,350	244

32

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — (continued)
RPC	13,520	$205

Total Petroleum & Fuel Products		678

Printing & Publishing — 1.6%
Deluxe	3,190	200

Total Printing & Publishing		200

Retail — 7.3%
Abercrombie & Fitch, Cl A	6,030	161
Children’s Place	2,910	227
Denny’s *	17,410	172
Nautilus *	8,300	146
UniFirst	1,730	188

Total Retail		894

Semi-Conductors & Instruments — 6.2%
Cirrus Logic *	4,850	175
Photronics *	18,620	197
Rudolph Technologies *	15,090	210
Tessera Technologies	6,380	183

Total Semi-Conductors & Instruments		765

Telephones & Telecommunication — 3.1%
IDT, Cl B	13,840	212
Stamps.com *	2,110	174

Total Telephones & Telecommunication		386

Transportation Services — 2.9%
Douglas Dynamics	7,980	183
Matson	4,630	180

Total Transportation Services		363

Total Common Stock (Cost $11,205 (000))		12,251

Cash Equivalent (A) — 0.4%
Federated Prime Obligations Fund, Cl I, 0.390%	41,410	41

Total Cash Equivalent (Cost $41 (000))		41

Total Investments — 100.0% (Cost $11,246 (000)) †		$12,292

Percentages are based on net assets of $12,297 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

† At April 30, 2016, the tax basis cost of the Fund’s investments was $11,246 (000), and the unrealized appreciation and depreciation were $1,380 (000) and $(334) (000), respectively.

As of April 30, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-0500

33

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Common Stock — 99.1%
Advertising Agencies — 1.2%
Interpublic Group	82,000	$1,881

Total Advertising Agencies		1,881

Aerospace & Defense — 4.5%
L-3 Communications Holdings, Cl 3	12,000	1,578
Northrop Grumman	8,000	1,650
Orbital ATK	20,000	1,740
Raytheon	16,000	2,022

Total Aerospace & Defense		6,990

Airlines — 1.7%
Delta Air Lines	31,000	1,292
JetBlue Airways *	71,000	1,405

Total Airlines		2,697

Automotive — 2.1%
Goodyear Tire & Rubber	54,000	1,564
Thor Industries	27,000	1,729

Total Automotive		3,293

Banks — 13.7%
Bank of New York Mellon	40,000	1,610
BB&T	45,000	1,592
Capital One Financial	21,000	1,520
Fifth Third Bancorp	80,000	1,465
Fulton Financial	110,000	1,539
Huntington Bancshares	157,000	1,579
JPMorgan Chase	26,000	1,643
Morgan Stanley	50,000	1,353
PacWest Bancorp	36,000	1,439
PNC Financial Services Group	20,000	1,756
SunTrust Banks	50,000	2,087
Synovus Financial	68,000	2,119
Wells Fargo	30,000	1,499

Total Banks		21,201

Broadcasting, Newspapers and Advertising — 0.8%
TEGNA	54,000	1,262

Total Broadcasting, Newspapers and Advertising		1,262

Chemicals — 2.4%
Dow Chemical	33,000	1,736
Eastman Chemical	25,000	1,910

Total Chemicals		3,646

Commercial Services — 1.0%
ManpowerGroup	21,000	1,618

Total Commercial Services		1,618

Computers & Services — 6.0%
Cisco Systems	53,000	1,457
Convergys	76,000	2,014
Corning	85,000	1,587
Juniper Networks	75,000	1,755
QUALCOMM	28,000	1,414
Western Digital	25,000	1,022

Total Computers & Services		9,249

Description	Shares	Value (000)
Electrical Utilities — 2.2%
Entergy	22,000	$1,654
Exelon	51,000	1,789

Total Electrical Utilities		3,443

Electronic Components & Equipment — 2.3%
Arrow Electronics *	28,000	1,739
Avnet	43,000	1,768

Total Electronic Components & Equipment		3,507

Engineering Services — 1.2%
AECOM *	59,000	1,917

Total Engineering Services		1,917

Entertainment — 1.0%
Viacom, Cl B	39,000	1,595

Total Entertainment		1,595

Financial Services — 1.4%
Nasdaq	35,000	2,160

Total Financial Services		2,160

Food, Beverage & Tobacco — 1.1%
Tyson Foods, Cl A	26,000	1,711

Total Food, Beverage & Tobacco		1,711

Gas Utilities — 1.1%
Sempra Energy	16,000	1,654

Total Gas Utilities		1,654

Household Products — 1.1%
Whirlpool	10,000	1,742

Total Household Products		1,742

Hypermarkets & Super Centers — 1.2%
Wal-Mart Stores	28,000	1,873

Total Hypermarkets & Super Centers		1,873

Industrials — 1.0%
Carlisle	16,000	1,630

Total Industrials		1,630

Insurance — 13.7%
American Financial Group	20,000	1,382
Cincinnati Financial	32,000	2,112
Endurance Specialty Holdings	22,000	1,408
Everest Re Group	10,000	1,849
Hanover Insurance Group	24,000	2,058
Hartford Financial Services Group	37,000	1,642
Progressive	60,000	1,956
Reinsurance Group of America, Cl A	20,000	1,905
Torchmark	27,000	1,563
Travelers	17,000	1,868
Unum Group	50,000	1,711
WR Berkley	31,000	1,736

Total Insurance		21,190

34

Schedule of Investments	April 30, 2016 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)
Machinery — 1.1%
ITT	43,000	$1,650

Total Machinery		1,650

Managed Health Care — 1.1%
Aetna	15,000	1,684

Total Managed Health Care		1,684

Manufacturing — 1.0%
Regal Beloit	24,000	1,546

Total Manufacturing		1,546

Medical Products & Services — 2.9%
Express Scripts Holding *	16,000	1,180
Laboratory Corp of America Holdings *	13,000	1,629
Universal Health Services, Cl B	13,000	1,738

Total Medical Products & Services		4,547

Metals & Mining — 2.3%
Reliance Steel & Aluminum	27,000	1,997
Steel Dynamics	64,000	1,613

Total Metals & Mining		3,610

Office Furniture & Fixtures — 1.1%
Pitney Bowes	79,000	1,657

Total Office Furniture & Fixtures		1,657

Paper & Paper Products — 1.9%
Domtar	38,000	1,468
Sonoco Products	32,000	1,501

Total Paper & Paper Products		2,969

Petroleum & Fuel Products — 4.4%
Baker Hughes	33,000	1,596
FMC Technologies *	58,000	1,768
Noble	145,000	1,628
Oceaneering International	49,000	1,796

Total Petroleum & Fuel Products		6,788

Petroleum Refining — 4.2%
Hess	26,000	1,550
Marathon Petroleum	28,000	1,094
Phillips 66	18,000	1,478
Tesoro	14,000	1,116
Valero Energy	23,000	1,354

Total Petroleum Refining		6,592

Pharmaceuticals — 1.1%
Johnson & Johnson	15,000	1,681

Total Pharmaceuticals		1,681

Printing & Publishing — 0.9%
Xerox	150,000	1,440

Total Printing & Publishing		1,440

Retail — 9.4%
Brinker International	28,000	1,297
Cheesecake Factory	29,000	1,479

Description	Shares	Value (000)
Retail — (continued)
Darden Restaurants	23,000	$1,432
Foot Locker	35,000	2,150
GameStop, Cl A	50,000	1,640
Gap	53,000	1,229
PVH	22,000	2,103
Target	19,000	1,510
Urban Outfitters *	58,000	1,759

Total Retail		14,599

Semi-Conductors & Instruments — 1.7%
Intel	46,000	1,393
Jabil Circuit	70,000	1,215

Total Semi-Conductors & Instruments		2,608

Telephones & Telecommunication — 3.4%
AT&T	48,000	1,863
Harris	20,000	1,600
Verizon Communications	35,000	1,783

Total Telephones & Telecommunication		5,246

Transportation Services — 1.0%
CH Robinson Worldwide	21,000	1,490

Total Transportation Services		1,490

Travel Services — 0.9%
Carnival	28,000	1,373

Total Travel Services		1,373

Total Common Stock (Cost $138,796 (000))		153,739

Cash Equivalent (A) — 0.9%
Federated Prime Obligations Fund, Cl I, 0.390%	1,366,339	1,366

Total Cash Equivalent (Cost $1,366 (000))		1,366

Total Investments — 100.0% (Cost $140,162 (000)) †		$155,105

Percentages are based on net assets of $155,058 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl — Class

† At April 30. 2016, the tax basis cost of the Fund’s investments was $140,162 (000), and the unrealized appreciation and depreciation were $19,403 (000) and $(4,460) (000), respectively.

As of April 30, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-1600

35

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: June 27, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: June 27, 2016